Related Party Transactions - Summary of Transactions with Related Parties (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Related party transactions [abstract]
Interest expense		₩ 2,909,028	$ 2,447,441	₩ 3,525,341	₩ 4,683,064
Interest income		9,894,749	$ 8,324,709	9,523,853	10,576,770
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Payment guarantee provisions recognized		93		284
W Service Networks Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		20		21
Deposits due to customers		2,832		2,183
Accrued expenses		6		6
Other liabilities		425		459
Related party transactions [abstract]
Other income		30		32	32
Fees expenses		612		525	448
Provision for (reversal of) allowance for credit loss		0		(4)	(3)
Other expenses		1,878		2,174	1,423
Interest expense		7		13	₩ 20
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 180		₩ 179
Description of nature of related party relationship		Associates	Associates	Associates	Associates
Korea Credit Bureau Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 2		₩ 1
Deposits due to customers		1,557		2,311
Other liabilities		0		5
Related party transactions [abstract]
Fees expenses		3,503		3,155	₩ 2,608
Other expenses		68		0	0
Interest expense		4		5	29
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 33		₩ 34
Description of nature of related party relationship		Associates	Associates	Associates
Korea Finance Security Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 3,425		₩ 3,440
Deposits due to customers		1,887		1,927
Allowance for credit losses		(6)		(6)
Other liabilities		2		1
Related party transactions [abstract]
Provision for (reversal of) allowance for credit loss		1		3	8
Other expenses		92		100	112
Interest expense		2		3	9
Interest income		80		70	₩ 0
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 835		₩ 820
Description of nature of related party relationship		Associates	Associates	Associates	Associates
Chin Hung International Inc.
Outstanding balances for related party transactions [abstract]
Loans		₩ 0		₩ 257
Deposits due to customers		0		8,715
Allowance for credit losses		0		(3)
Other liabilities		0		171
Related party transactions [abstract]
Provision for (reversal of) allowance for credit loss		0		(145)	₩ 44
Interest expense		0		19	₩ 35
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 0		₩ 16,167
Description of nature of related party relationship		Associates	Associates	Associates	Associates
LOTTE CARD Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 3,750		₩ 7,500
Deposits due to customers		13,482		2,697
Allowance for credit losses		(39)		(77)
Other assets		10		12
Other liabilities		91		113
Related party transactions [abstract]
Interest income		196		311	₩ 213
Provision for (reversal of) allowance for credit loss		(59)		171	30
Interest expense		462		68	53
Fees income		10,248		2,748	₩ 593
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 500,000		₩ 500,000
Description of nature of related party relationship		Associates	Associates	Associates	Associates
K BANK Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 99		₩ 104
Account receivables		29		26
Other assets		0		3,835
Other liabilities		84,935		808
Related party transactions [abstract]
Fees expenses		636		0	₩ 0
Fees income		1,952		1,763	₩ 1,468
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 201		₩ 196
Description of nature of related party relationship		Associates	Associates	Associates	Associates
Well to Sea No.3 Private Equity Fund
Outstanding balances for related party transactions [abstract]
Deposits due to customers		₩ 0		₩ 4,997
Related party transactions [abstract]
Provision for (reversal of) allowance for credit loss		0		(55)	₩ (18)
Interest expense		0		5	11
Interest income		₩ 0		₩ 1,883	₩ 1,774
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	Associates	Associates	Associates
Others
Outstanding balances for related party transactions [abstract]
Loans	[1]	₩ 73,940		₩ 44,036
Deposits due to customers	[1]	1,063		5,831
Allowance for credit losses	[1]	(124)		(126)
Other assets	[1]	739		651
Other liabilities	[1]	3		5
Related party transactions [abstract]
Other income	[2],[3]	0		16	₩ 17
Provision for (reversal of) allowance for credit loss	[2],[3]	(2)		0	(5)
Interest expense	[2],[3]	17		28	55
Fees income	[2],[3]	5,546		2,677	1,281
Dividend income	[2],[3]	0		52	0
Interest income	[2],[3]	₩ 679		₩ 0	₩ 0
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	Associates	Associates	Associates
Description of other related parties with outstanding balances		Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership, Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund and etc., as of December 31, 2020 and 2021.	Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership, Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund and etc., as of December 31, 2020 and 2021.	Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership, Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund and etc., as of December 31, 2020 and 2021.
Description of other related parties with transactions		Others include Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund, and etc., as of December 31, 2020 and 2021.	Others include Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund, and etc., as of December 31, 2020 and 2021.	Others include Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund, and etc., as of December 31, 2020 and 2021.	Others include Saman Corporation, Woori-Shinyoung Growth-Cap Private Equity Fund, Woori Hanhwa Eureka Private Equity Fund, Kyesan Engineering Co., Ltd., DAEA SNC Co., Ltd. and etc, as of December 31, 2019.
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		₩ 0		₩ 990,000
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		11,109		36,355
PCC-Woori LP Secondary Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		0		2,525
Union Technology Finance Investment Association
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		2,250		10,500
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		4,664		9,704
Genesis Environmental Energy Company 1st Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		916		916
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		425		550
Woori-Shinyoung Growth-Cap Private Equity Fund 1
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		0		12,799
JC Assurance No.2 Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		1,351		1,650
Woori Seoul Beltway Private Special Asset Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		39,458		41,393
WooriG Senior Loan General Type Private Investment Trust No.1 [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		14,284		₩ 53,041
Genesis Eco No.1 Private Equity Fund [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		195
WooriG Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2) [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		₩ 669

[1]	Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership, Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund and etc., as of December 31, 2020 and 2021.
[2]	Others include Saman Corporation, Woori-Shinyoung Growth-Cap Private Equity Fund, Woori Hanhwa Eureka Private Equity Fund, Kyesan Engineering Co., Ltd., DAEA SNC Co., Ltd. and etc, as of December 31, 2019.
[3]	Others include Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund, and etc., as of December 31, 2020 and 2021.